Financial Income (Expenses)	6 Months Ended
Jun. 30, 2020
Text Block [Abstract]
Financial Income (Expenses)

28.          FINANCE INCOME (EXPENSES)

	Three months ended June 30		Six months ended June 30
	2020	2019	2020	2019
FINANCE INCOME:
Interest on short-term investments	38,888	14,484	74,306	37,445
Gains on monetary and exchange rate variations (a)	157,780	221,307	394,807	410,393
Gains on swap and forward transactions (c)	559,770	167,748	1,634,968	318,873
Gains on fair value adjustment of swap and forward derivatives	(136,420)	656	3,020	1,003
Reversal of the monetary update of provision for tax risks and tax obligations	-	-	42,378	-
Debt structuring revenues for acquisition of Avon	26,106	-	52,434	-
Other financial income	19,414	9,862	23,809	24,445
	665,538	414,057	2,225,722	792,159
FINANCE EXPENSE:
Interest on financing	(286,577)	(129,072)	(539,671)	(257,764)
Interest on leases	(65,035)	(33,163)	(119,398)	(64,137)
Losses on monetary and exchange rate variations (b)	(330,883)	(159,641)	(1,529,458)	(311,015)
Losses on swap and forward transactions (d)	(283,417)	(243,564)	(431,567)	(455,352)
Loss on fair value adjustment of swap and forward derivatives	79,237	(309)	(5,170)	(786)
Inflation adjustment of provision for tax, civil and labor risks and tax liabilities	(2,664)	(3,845)	(6,410)	(8,080)
Appropriation of funding costs (debentures and notes)	(2,822)	(3,204)	(5,653)	(6,452)
Pension plan interest	(8,204)	-	(15,512)	-
Adjustment for hyperinflationary economy (Argentina)	(10,368)	(3,225)	(5,556)	(5,864)
Debt structuring expenses for acquisition of Avon	-	(29,360)		(29,360)
Other financial expenses	(23,346)	(13,076)	(63,463)	(23,006)
	(934,079)	(618,459)	(2,721,858)	(1,161,816)

Finance income (expenses)	(268,541)	(204,402)	(496,136)	(369,657)

The objective of the breakdowns below is to explain more clearly the foreign exchange hedging transactions contracted by the Company and the related balancing items in the income statement shown in the previous table:

	Three months ended June 30		Six months ended June 30
	2020	2019	2020	2019
(a) Gains on monetary and exchange rate variations	157,780	221,307	394,807	410,393
Gains on exchange rate variation on loans, financing and debentures	(14,391)	160,466	(393)	313,365
Exchange rate variation on imports	(13,581)	2,506	15,746	6,541
Exchange rate variation on export receivables	16,804	585	46,580	7,322
Exchange rate variation on accounts payable to subsidiaries abroad	109,119	57,750	183,468	83,165
Exchange variations of Demand Deposits in foreign currency	59,829	-	149,406

(b) Losses on monetary and exchange rate variations	(330,883)	(159,641)	(1,529,458)	(311,015)
Losses on exchange rate variation on loans, financing and debentures	(151,795)	(120,445)	(1,089,680)	(228,287)
Exchange rate variation on imports	(24,740)	(3,964)	(43,774)	(9,791)
Exchange rate variation on export receivables	(5,857)	(2,935)	(7,901)	(8,483)
Exchange rate variation on accounts payable to subsidiaries abroad	(30,551)	(32,224)	(192,414)	(64,220)
Exchange rate variation on financing	(117,940)	(73)	(195,689)	(234)

(c) Gains on swap and forward transactions	559,770	167,748	1,634,968	318,873
Revenue from swap exchange coupons	64,923	45,518	112,090	86,811
Gains from exchange variations on swap instruments	494,847	122,230	1,522,878	232,062

(d) Losses on swap and forward transactions	(283,417)	(243,564)	(431,567)	(455,352)
Losses on exchange rate variation on swap instruments	(5,982)	(160,474)	(5,982)	(314,136)
Financial costs of swap instruments	(277,435)	(83,090)	(425,585)	(141,216)